FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets [Abstract]
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 200,035,810	$ 0
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability	5,900,000	0
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability	$ 3,540,000	$ 0